Employee benefits - Actuarial assumptions and Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumed discount rate
Disclosure of defined benefit plans [line items]
Increase, Increase (decrease) in the net plan expense	$ (6)
Decrease, Increase (decrease) in the net plan expense	5
Increase, Increase (decrease) in the defined benefit obligation	(205)
Decrease, Increase (decrease) in the defined benefit obligation	$ 224
Bottom of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	0.50%	0.60%	0.60%
Future salary increases	0.00%	0.00%	0.00%
Future pension increases	0.00%	0.00%	0.00%
Top of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.60%	8.00%	8.00%
Future salary increases	6.20%	7.00%	7.00%
Future pension increases	1.80%	3.70%	3.70%